UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dorsey Wright DALI 1 ETF
DALI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright DALI 1 ETF (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI 1 ETF	$16	0.30%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2024)
Fund net assets	$103,600,701
Total number of portfolio holdings	8
Portfolio turnover rate	104%
WHAT DID THE FUND INVEST IN? (As of June 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Large Cap Growth AlphaDEX® Fund	17.4%
First Trust Small Cap Growth AlphaDEX® Fund	17.2%
First Trust Nasdaq Semiconductor ETF	14.7%
First Trust NASDAQ-100-Technology Sector Index Fund	13.7%
First Trust Dow Jones Internet Index Fund	12.8%
First Trust Industrials/Producer Durables AlphaDEX® Fund	12.2%
First Trust Consumer Discretionary AlphaDEX® Fund	11.9%
Dreyfus Government Cash Management Fund, Institutional Shares , Class I	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DALI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VI (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2024

First Trust Exchange-Traded Fund VI

First Trust Dorsey Wright DALI 1 ETF (DALI)

Table of Contents
First Trust Dorsey Wright DALI 1 ETF (DALI)
Semi-Annual Financial Statements and Other Information
June 30, 2024
Performance and Risk Disclosure
There is no assurance that First Trust Dorsey Wright DALI 1 ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
205,736	First Trust Consumer Discretionary AlphaDEX® Fund	$12,325,644
64,568	First Trust Dow Jones Internet Index Fund (b)	13,232,566
185,716	First Trust Industrials/Producer Durables AlphaDEX® Fund	12,639,831
146,931	First Trust Large Cap Growth AlphaDEX® Fund	18,003,455
152,552	First Trust Nasdaq Semiconductor ETF	15,233,843
71,938	First Trust NASDAQ-100- Technology Sector Index Fund	14,204,877
270,768	First Trust Small Cap Growth AlphaDEX® Fund	17,840,904
	Total Exchange-Traded Funds	103,481,120
	(Cost $92,561,716)
MONEY MARKET FUNDS — 0.1%
145,167	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	145,167
	(Cost $145,167)

	Total Investments — 100.0%	103,626,287
	(Cost $92,706,883)
	Net Other Assets and Liabilities — (0.0)%	(25,586)
	Net Assets — 100.0%	$103,600,701

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 103,481,120	$ 103,481,120	$ —	$ —
Money Market Funds	145,167	145,167	—	—
Total Investments	$103,626,287	$103,626,287	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value - Affiliated	$103,481,120
Investments, at value - Unaffiliated	145,167
Total investments, at value	103,626,287
Dividends receivable	264
Total Assets	103,626,551

LIABILITIES:
Investment advisory fees payable	25,850
Total Liabilities	25,850
NET ASSETS	$103,600,701

NET ASSETS consist of:
Paid-in capital	$128,255,336
Par value	43,000
Accumulated distributable earnings (loss)	(24,697,635)
NET ASSETS	$103,600,701
NET ASSET VALUE, per share	$24.09
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,300,002
Investments, at cost - Affiliated	$92,561,716
Investments, at cost - Unaffiliated	$145,167
Total investments, at cost	$92,706,883
See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Statement of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends - Affiliated	$155,878
Dividends - Unaffiliated	1,511
Total investment income	157,389

EXPENSES:
Investment advisory fees	169,275
Total expenses	169,275
NET INVESTMENT INCOME (LOSS)	(11,886)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(8,216,809)
In-kind redemptions - Affiliated	1,979,901
Net realized gain (loss)	(6,236,908)
Net change in unrealized appreciation (depreciation) on affiliated investments	19,037,602
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,800,694
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,788,808
See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Statements of Changes in Net Assets

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended 12/31/2023
OPERATIONS:
Net investment income (loss)	$(11,886)	$4,159,397
Net realized gain (loss)	(6,236,908)	(10,570,313)
Net change in unrealized appreciation (depreciation)	19,037,602	(6,297,023)
Net increase (decrease) in net assets resulting from operations	12,788,808	(12,707,939)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(23,000)	(4,183,571)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,100,326	156,830,879
Cost of shares redeemed	(25,664,095)	(160,182,312)
Net increase (decrease) in net assets resulting from shareholder transactions	(24,563,769)	(3,351,433)
Total increase (decrease) in net assets	(11,797,961)	(20,242,943)

NET ASSETS:
Beginning of period	115,398,662	135,641,605
End of period	$103,600,701	$115,398,662

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,350,002	5,600,002
Shares sold	50,000	6,000,000
Shares redeemed	(1,100,000)	(6,250,000)
Shares outstanding, end of period	4,300,002	5,350,002
See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 6/30/2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$21.57	$24.22	$26.55	$21.73	$21.07	$17.03
Income from investment operations:
Net investment income (loss)	(0.00) (a) (b)	0.71 (b)	0.13	0.03	0.27	0.09
Net realized and unrealized gain (loss)	2.52	(2.62)	(2.34)	4.82	0.66	4.04
Total from investment operations	2.52	(1.91)	(2.21)	4.85	0.93	4.13
Distributions paid to shareholders from:
Net investment income	(0.00) (a)	(0.74)	(0.12)	(0.03)	(0.27)	(0.09)
Return of capital	—	—	—	—	—	(0.00) (a)
Total distributions	(0.00) (a)	(0.74)	(0.12)	(0.03)	(0.27)	(0.09)
Net asset value, end of period	$24.09	$21.57	$24.22	$26.55	$21.73	$21.07
Total return (c)	11.70%	(8.23)%	(8.31)%	22.32%	4.73%	24.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$103,601	$115,399	$135,642	$126,128	$60,853	$74,785
Ratio of total expenses to average net assets (d)	0.30% (e)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (d)	(0.02)% (e)	2.88%	0.51%	0.14%	0.88%	0.50%
Portfolio turnover rate (f)	104%	236% (g)	186% (g)	31%	144%	31%

(a)	Amount represents less than $0.01.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Dorsey Wright DALI 1 ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “DALI” on Nasdaq, Inc. (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq Dorsey Wright DALI 1™ Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index consists exclusively of U.S.-listed exchange-traded funds (“ETFs”). Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”), the Fund’s investment advisor.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s corresponding index could result in a difference between the Fund’s performance and the performance of its underlying index.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
C. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statement of Operations.

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
Amounts relating to investments in affiliated funds in the Fund at June 30, 2024, and for the six months then ended are as follows:

Security Name	Shares at 6/30/2024	Value at 12/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2024	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	205,736	$—	$14,990,070	$(3,467,626)	$615,137	$188,063	$12,325,644	$42,563
First Trust Dow Jones Internet Index Fund	64,568	—	15,555,826	(3,620,307)	1,081,535	215,512	13,232,566	—
First Trust Global Tactical Commodity Strategy Fund	—	115,298,964	—	(115,143,899)	8,118,198	(8,273,263)	—	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	185,716	—	15,118,510	(3,568,763)	827,562	262,522	12,639,831	46,788
First Trust Large Cap Growth AlphaDEX® Fund	146,931	—	20,463,008	(4,857,938)	1,985,686	412,699	18,003,455	11,418
First Trust Nasdaq Semiconductor ETF	152,552	—	15,296,737	(3,793,013)	3,289,433	440,686	15,233,843	32,776
First Trust NASDAQ- 100-Technology Sector Index Fund	71,938	—	16,082,597	(3,773,204)	1,644,233	251,251	14,204,877	3,187
First Trust Small Cap Growth AlphaDEX® Fund	270,768	—	20,707,077	(4,607,613)	1,475,818	265,622	17,840,904	19,146
		$115,298,964	$118,213,825	$(142,832,363)	$19,037,602	$(6,236,908)	$103,481,120	$155,878
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$4,183,571
Capital gains	—
Return of capital	—
As of December 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$22,160
Accumulated capital and other gain (loss)	(29,367,405)
Net unrealized appreciation (depreciation)	(8,118,198)

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of June 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2023, for federal income tax purposes, the Fund had $29,367,405 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2023, the Fund had no net late year ordinary or capital losses.
As of June 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$92,706,883	$10,919,404	$—	$10,919,404
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust, on behalf of the Fund, and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), expenses associated with short sales transactions and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.3000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.2925%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.2850%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.2775%
Fund net assets greater than $10 billion up to and including $15 billion	0.2700%
Fund net assets greater than $15 billion	0.2550%
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $117,114,820 and $117,190,830, respectively.
For the six months ended June 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $1,099,005 and $25,641,533, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended June 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended June 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Dorsey Wright DALI 1 ETF (the “Fund”). The Board approved the continuation of the Agreement for a one-year period ending June 30, 2025 at a meeting held on June 2–3, 2024. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 16, 2024, April 25, 2024 and June 2–3, 2024, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for the Fund, including comparisons of the Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 25, 2024, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April 25, 2024 meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 2–3, 2024 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from the Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all of the services provided by the Advisor to the Fund, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Fund. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 25, 2024 meeting, described to the Board

Other Information (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Fund and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by the Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund invests in underlying ETFs in the First Trust Fund Complex, the Fund incurs acquired fund fees and expenses, which are not payable out of the unitary fee, and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because the Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted that the Fund’s total (net) expense ratio (including acquired fund fees and expenses) was below the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Fund and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedule overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to the Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for the Fund. The Board noted the process it has established for monitoring the Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Fund. The Board determined that this process continues to be effective for reviewing the Fund’s performance. The Board received and reviewed information for periods ended December 31, 2023 regarding the performance of the Fund’s underlying index, the correlation between the Fund’s performance and that of its underlying index, the Fund’s tracking difference and the Fund’s excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that the Fund was correlated to its underlying index and that the tracking difference for the Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing the Fund’s performance to that of the Performance Universe and to that of a broad-based benchmark index and noted the Advisor’s discussion of the Fund’s performance at the April 25, 2024 meeting. However, given the Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of the Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for the Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to the Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Fund at current asset levels and whether the Fund may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Fund will increase during the next twelve months as the Advisor continues to build infrastructure and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board

Other Information (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2024 (Unaudited)
considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to the Fund for the twelve months ended December 31, 2023 and the estimated profitability level for the Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Fund. In addition, the Board considered that the Advisor, as the investment advisor to the underlying ETFs in which the Fund invests, will recognize additional revenue from the underlying ETFs if investment by the Fund causes the assets of the underlying ETFs to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
Nasdaq® and Nasdaq Dorsey Wright DALI 1TM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.
(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.
(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2022 are attached hereto.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 9, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 9, 2024

* Print the name and title of each signing officer under his or her signature.